Vessels and Equipment	12 Months Ended
Dec. 31, 2022
Vessels and Equipment
Vessels and Equipment

14) Vessels and Equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	write down	Net Vessels
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions(1)	14,065	—	—	14,065
Drydock costs	4,235	—	—	4,235
Disposals	(2,641)	2,641	—	—
Depreciation and write down for the period (2)	—	(99,559)	(29,421)	(128,980)
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
Additions (3)	120,946	—	—	120,946
Drydock costs	19,747	—	—	19,747
Disposals	(17,790)	17,790	—	—
Depreciation and write down for the period	—	(107,419)	—	(107,419)
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380

As of December 31, 2022 and 2021, Vessels with a book value of $1,631 million and $1,598 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 17—Long-Term Debt.

(1)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel at a cost $6.7 million. An advanced Volatile Organic Compounds (VOC) recovery system was also installed on the Bodil Knutsen during the fourth quarter of 2021 at a cost of $7.3 million. Although the Partnership initially funded the installation costs of the VOC recovery system, such costs are expected to be recoverable by the Partnership up to an agreed budget, with interest, from the VOC Industry Co-operation Norwegian Sector (“VOCIC Norway”) over a seven-year period. A separate agreement is also in place that allows the Partnership to recover costs from VOCIC Norway related to the ongoing operation of the VOC plant onboard the vessel.
(2)	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021.
(3)	On July 1, 2022, the Partnership acquired KNOT's 100% interest in KNOT Shuttle Tankers 35 AS, the company that owns and operates the Synnøve Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 23—Acquisitions.

Drydocking activity for the years ended December 31, 2022 and 2021 is summarized as follows:

(U.S. Dollars in thousands)	At December 31, 2022	At December 31, 2021
Balance at the beginning of the year	$13,458	$17,106
Costs incurred for dry docking	17,614	4,235
Costs allocated to drydocking as part of acquisition of asset	2,133	—
Drydock amortization	(8,610)	(7,883)
Balance at the end of the year	$24,595	$13,458

The carrying value of the Partnership’s fleet is regularly assessed as events or changes in circumstances may indicate that a vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, and in such situation the carrying amount of the vessel is reduced to its estimated fair value. The Partnership considers factors related to vessel age, expected residual value, ongoing use of the vessels and equipment, shifts in market conditions and other impacting factors associated with the global oil and maritime transportation industries.

As of December 31, 2022, this exercise was performed which resulted in no impairment. This exercise in the second quarter of 2021 resulted in an impairment in respect of the Windsor Knutsen principally as a result of the vessel’s high carrying value which in turn arose due to the cost of both the purchase and the conversion of the vessel to a shuttle tanker from a conventional tanker. The carrying value of the Windsor Knutsen was written down to its estimated fair value, using a discounted cash flow valuation. Our estimates of future cash flows involve assumptions about future hire rates, vessel utilization, operating expenses, drydocking expenditures, vessel residual values, the remaining estimated life of our vessels and discount rates. The Partnership’s consolidated statement of operations for the year ended December 31, 2021 includes a $29.4 million impairment charge related to this vessel. The impairment of the Windsor Knutsen is included in the Partnership’s only segment, the shuttle tanker segment.